Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	2025	2024	2023
Defined contribution plans	396	396	381
Defined benefit pension plans	99	39	57
Pension expenses	495	435	438

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

					Other Foreign Post-
	Domestic Plans		Foreign Plans		Employment Plans		Total
€ millions	2025	2024	2025	2024	2025	2024	2025	2024
Present value of the DBO	1,229	1,204	796	752	333	285	2,358	2,241
Fair value of the plan assets	1,238	1,209	781	707	162	124	2,181	2,040
Net defined benefit liability (asset)[1]	0	0	59	61	171	161	230	222
thereof: Net defined benefit asset	0	0	-19	-18	0	-1	-19	-19
Net defined benefit liability	0	0	78	79	171	162	249	241

Net defined benefit asset as % of / Non-current other financial assets	0	0	0	0	0	0	0	0
Net defined benefit liability as % of / Non-current provisions	0	0	14	16	31	33	45	49

¹ after the effects of the asset ceiling

Schedule of Actuarial Assumptions

	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
Percent	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate	3.9	3.4	3.5	1.9	1.5	2.0	5.7	5.3	5.3

Schedule of Sensitivity Analysis

	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
€ millions	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,184	1,156	1,015	753	710	649	313	271	247	2,250	2,137	1,911
Discount rate was 50 basis points lower	1,278	1,256	1,108	843	798	727	338	292	266	2,459	2,346	2,101

Schedule of Plan Asset Allocation

	2025		2024
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
€ millions	Active Market	Active Market	Active Market	Active Market
Total plan assets	781	1,400	701	1,338
thereof: Asset category
Equity investments	285	0	220	0
Corporate bonds	199	0	240	0
Insurance policies	11	1,400	10	1,337